MERRILL LYNCH FUND FOR TOMORROW, INC.
                   MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 21, 1998 TO THE
             PROXY STATEMENT AND PROSPECTUS DATED SEPTEMBER 8, 1998
                              AND TO THE PROXY CARD

     The special meeting of the stockholders of Merrill Lynch Fund For Tomorrow, Inc., originally scheduled to be held on October 13, 1998, will be held instead on October 22, 1998, beginning at 9:00 a.m., New York time, at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey.